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             [Western Reserve Life Assurance Co. of Ohio letterhead]



                                   May 2, 2007


Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

RE:  WRL Series Life Corporate Account
     File No. 333-57681

Dear Commissioners:

         On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on April 30, 2007.

         Please contact the undersigned at (319) 355-6115 if you have any questions about this filing.


                                         Sincerely,

                                         /s/ Karen J. Epp

                                         Karen J. Epp
                                         Business Unit General Counsel